Earnings per share - Weighted average shares (Details) shares in Millions, Options in Millions	6 Months Ended
	Jun. 30, 2021 Options shares	Jun. 30, 2020 Options shares
Weighted average number of shares for calculating earnings per share
Weighted average number of shares for calculation of basic earnings per share	2,601	2,596
Shares under option at end of period | Options	2	2
Shares that would have been issued at fair value on assumed option price at end of year	(2)	(2)
Weighted average number of shares for calculation of diluted earnings per share	2,601	2,596